ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.       ORGANIZATION AND PRINCIPAL ACTIVITIES

Yiren Digital Ltd. (the “Company” or “Yiren Digital ” or the “Parent Company”), formerly known as Yirendai Ltd., was incorporated under the laws of the Cayman Islands in September 2014 by CreditEase Holdings (Cayman) Limited ("CreditEase"). CreditEase is engaged in providing services for online marketplace connecting borrowers and investors as well as wealth management services in the People’s Republic of China (the “PRC”) through its subsidiaries and the consolidated VIEs and the consolidated VIEs' subsidiaries. The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs' subsidiaries (collectively referred to as the “Group”) provide services for online marketplace connecting borrowers and investors in the PRC.

The Company's business is mainly carried out through two PRC operation entities, Heng Cheng Technology Development (Beijing) Co., Ltd. ("Hengcheng")  and Yiren Financial Information Services (Beijing) Co., Ltd. ("Yiren Wealth Management”), which were incorporated in the PRC in September 2014 and October 2016, respectively. As the PRC laws and regulations prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required, the Company, via its wholly-owned subsidiaries in the PRC, Yi Ren Heng Ye Technology Development (Beijing) Co., Ltd. ("Hengye") and Chongqing Heng Yu Da Technology Co., Ltd. ("Hengyuda"), entered into a series of agreements with Hengcheng and Yiren Wealth Management and their shareholders. Consequently, Hengye and Hengyuda became the primary beneficiary of Hengcheng and Yiren Wealth Management, respectively and consolidates Hengcheng and Yiren Wealth Management (see VIE arrangements in Note 2).

In August 2017, the Group further established another wholly-owned subsidiary, Yiren Information Consulting (Beijing) Co., Ltd. ("Yiren Information"), which engages in providing borrower acquisitions and referral services to institutional funding providers.

Starting from 2015, the Group began to expand its investor base from individual investors to institutional investors, who invest in the loans from the Group’s platform through a series of arrangements among assets backed financial entities. The Group consolidated such assets backed financial entities if the Group is considered as their primary beneficiary. Refer to Note 2 for further details.

Acquisitions of subsidiaries under common control

On March 25, 2019, CreditEase entered into definitive agreements, which contemplated the separation and transfer of its online wealth management targeting the mass affluent investors, unsecured and secured consumer lending and other related services or businesses to Yiren Digital. As of March 31, 2019, the business of unsecured and secured consumer lending, operated by CreditEase Puhui Information Consultant (Beijing) Co., Ltd. ("Puhui"), CreditEase Huimin Investment Management (Beijing) Co., Ltd. ("Huimin") and its subsidiaries, as well as the Zhiwang wealth management business operated by CreditEase Zhuoyue Wealth Investment Management (Beijing) Co., Ltd. ("Zhuoyue") (collectively referred to as the "Acquired Businesses") have been transferred to Yiren Digital for an aggregated consideration comprising of RMB233 million in cash, RMB2,627 million in contingent consideration and 61,981,412 shares of the Company. As part of the transaction, the related parties’ receivables and payables from/to the Acquired Businesses, and Tianda Xinan (Beijing) Guarantee Co., Ltd. (“Tianda Xinan”)’s payable to the Acquired Businesses were transferred to Zhuoyue. Zhuoyue subsequently unconditionally waived a net receivables amounting to RMB5,147 million from the Acquired Businesses. In May 2019, Yiren Digital also acquired Dekai Yichuang Asset Management (Shenzhen) Co., Ltd. ("Dekai Yichuang", a consolidated VIE of CreditEase) and its subsidiaries from CreditEase for a consideration of RMB29 million. Cash consideration of RMB230 million and RMB29 million were paid in March and May, respectively, for the aforementioned acquisitions.

At the closing of the business transactions with CreditEase on July 11, 2019, Yiren Digital issued a total of 61,981,412 ordinary shares with a total fair value of RMB2,754 million. The contingent consideration is to be paid by monthly installments in an 18-month period after the closing with each payment contingent upon the Acquired Businesses achieving certain pre-agreed performance targets which are based on the total monthly loan volume facilitated by Puhui. The Group made contingent payments to CreditEase amounting to RMB1,410 million until November 2019 as the pre-agreed performance targets were met. In December 2019, CreditEase waived the remaining contingent liabilities, amounting to RMB1,217 million, which was accounted for as a contribution from CreditEase.

As the Company and the acquired entities were under common control of CreditEase for all the periods presented, the above acquisitions have been accounted for in a manner akin to a pooling-of-interests as if the Company had owned the acquired entities from the time they were incorporated. Accordingly, the Company retrospectively adjusted its consolidated financial statements to include the transferred net assets of the acquired entities and any related operations for all periods presented. Any difference between the net book value of the acquirees and the amounts paid by the Company has been accounted for as a capital contribution in the consolidated statements of changes in equity.

Disposal of subsidiaries under common control

On November 30, 2019, Hengcheng, one of the VIEs of the Group, acquired Huimin's services for connecting borrowers and investors. Subsequently, the Group sold Huimin to Puxin Hengye Technology Development (Beijing) Co., Ltd.("Puxin"), a subsidiary of CreditEase, for an aggregated consideration of RMB47 million. The difference between the consideration and the carrying value of the net assets, amounting to RMB55 million was recorded in additional paid-in capital. The disposal of Huimin under common control was not retrospectively reflected in the consolidated financial statements.

The Group entered into non-competition arrangement with CreditEase, under which they agreed not to compete with each other’s core business. CreditEase agreed not to compete with the Group in a business that is of the same nature as (i) the online consumer finance marketplace business currently conducted or contemplated to be conducted by the Group as of the date of the agreement and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. The Group agreed not to compete with CreditEase in the business conducted by CreditEase, other than (i) the online consumer finance marketplace business operated by the Group as of the date of the agreement and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. Transactions between the Group and CreditEase are referred to as related party transactions.

As of December 31, 2019, the Company's principal subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are as follows:

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

Yiren Digital Hong Kong Limited (“Yiren Digital HK”)	October 8, 2014	Hong Kong	100%	Investment holding

Hengye	January 8, 2015	PRC	100%	Provision of consultancy information
				technology support

Hengyuda	March 21, 2016	PRC	100%	Provision of services relating to IT, system
				maintenance and customer support
Yiren Information	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral
				services to institutional funding providers
Puhui	March 3, 2011	PRC	100%	Provision of borrower acquisition and borrowers
				related customer maintenance services

Variable interest entities

Hengcheng	September 15, 2014	PRC		Services for online marketplace connecting
				borrowers and investors

Yiren Wealth Management	October 13, 2016	PRC		Wealth management consulting service

Tianjin Linyang Information Technology Co., Ltd. (“Linyang”)	July 26, 2019	PRC		Investment holding